Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2023
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	42.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	33.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	13.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	6.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.60%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	96.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	3.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.10%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	41.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	34.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	13.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	6.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.50%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	97.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	2.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.10%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	16.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	27.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	22.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	15.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	8.70%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	86.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	13.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	20.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	26.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	14.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	9.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.40%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	67.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	24.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	4.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.30%